Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000223303 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Service Shares
Trading Symbol	DTNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.98%	[1],[2]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000223304 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Wealth Shares
Trading Symbol	DTKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.43%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.43%	[3],[4]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000254 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Participant Shares
Trading Symbol	DTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$28	0.57%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.57%	[5],[6]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000253 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Administrative Shares
Trading Symbol	DTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[7]
Expense Ratio, Percent	0.28%	[7],[8]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000252 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Investor Shares
Trading Symbol	DTVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[9]
Expense Ratio, Percent	0.42%	[9],[10]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000251 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Obligations Cash Management
Class Name	Institutional Shares
Trading Symbol	DTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[11]
Expense Ratio, Percent	0.18%	[11],[12]
Material Change Date	May 29, 2026
Net Assets	$ 56,093,000,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$56,093	86

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Obligations Cash Management to BNY Dreyfus Treasury Obligations Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.
[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized.